UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund:    BlackRock Global Opportunities Equity Trust (BOE)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.7%
Treasury Wine Estates Ltd.	1,702,548	$7,295,354
Belgium — 1.0%
Anheuser-Busch InBev NV	116,859	11,237,354
France — 5.1%
AXA SA	513,100	11,309,484
BNP Paribas SA	139,380	9,037,040
Kering	38,100	8,737,651
Rexel SA	268,200	6,506,262
Technip SA	117,037	12,913,723
Valeo SA	96,400	7,646,030

		56,150,190
Germany — 0.8%
Daimler AG	120,400	8,352,358
Hong Kong — 2.9%
AIA Group Ltd.	3,201,700	15,154,728
Jardine Matheson Holdings Ltd.	83,200	4,553,536
Melco Crown Entertainment Ltd. — ADR (a)(b)	483,200	12,022,016

		31,730,280
India — 0.6%
Jubilant Foodworks Ltd. (a)	384,494	7,115,604
Indonesia — 1.6%
Global Mediacom Tbk PT	29,625,500	6,618,820
Matahari Department Store Tbk PT (a)	8,998,500	10,900,640

		17,519,460
Ireland — 0.8%
Green REIT PLC (a)	5,625,299	8,582,233
Italy — 1.5%
Banca Generali SpA	378,000	9,529,454
Mediaset SpA (a)(b)	1,712,400	7,480,523

		17,009,977
Japan — 11.4%
Hino Motors Ltd.	120,200	1,842,018
Honda Motor Co. Ltd.	300,900	11,145,660
ITOCHU Corp.	647,800	7,693,648
Kenedix Realty Investment Corp. — REIT	1,116	4,437,556
Nabtesco Corp.	403,500	8,448,358
Nitto Denko Corp.	131,200	7,390,758
Softbank Corp.	102,100	6,480,938
Sony Corp.	722,700	15,173,066
Sumitomo Mitsui Financial Group, Inc.	313,600	14,327,198
Tokio Marine Holdings, Inc.	413,000	13,181,705
Tokyo Tatemono Co. Ltd.	1,419,000	11,811,715
Tokyu Land Corp.	819,000	7,796,060
Toyota Motor Corp.	190,600	11,598,141
Yahoo! Japan Corp.	8,619	4,595,157

		125,921,978

Common Stocks	Shares	Value
Mexico — 0.4%
Fomento Economico Mexicano SAB de CV — ADR (b)	48,100	$4,785,469
Netherlands — 2.1%
ING Groep NV (a)	1,290,000	13,166,989
Randstad Holding NV	216,717	10,482,963

		23,649,952
Russia — 0.3%
Eurasia Drilling Co. Ltd. — GDR	83,560	3,300,620
Spain — 1.4%
Cie Automotive SA	965,901	7,812,737
Sacyr SA (a)	1,999,515	7,413,791

		15,226,528
Sweden — 2.5%
SKF AB, B Shares	451,200	12,515,355
Svenska Cellulosa AB, B Shares	559,827	14,808,942

		27,324,297
Switzerland — 3.4%
Novartis AG	147,600	10,610,496
Partners Group Holding AG	39,300	10,406,972
Roche Holding AG	66,400	16,340,310

		37,357,778
Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR (b)	159,400	2,706,612
Thailand — 0.6%
PTT Global Chemical PCL	3,432,300	7,241,522
United Kingdom — 12.4%
Aberdeen Asset Management PLC	2,453,400	14,359,782
APR Energy PLC	383,487	6,125,524
Aveva Group PLC	175,016	6,402,186
Barclays PLC — ADR (b)	878,800	15,361,424
BG Group PLC	620,600	11,190,829
Blinkx PLC (a)	4,230,400	8,389,945
British American Tobacco PLC	89,400	4,769,234
Centrica PLC	1,442,800	8,581,955
Crest Nicholson Holdings PLC (a)	1,292,078	6,561,297
esure Group PLC (a)	2,895,400	13,024,565
Partnership Assurance Group PLC (a)	1,406,900	10,679,898
Perform Group PLC (a)	1,313,498	9,964,767
Platform Acquisition Holdings Ltd. (a)	538,600	5,722,625
SABMiller PLC	111,728	5,476,466
Vodafone Group PLC — ADR (b)	347,700	10,413,615

		137,024,112
United States — 50.4%
3D Systems Corp. (a)(b)	164,400	7,764,612
AbbVie, Inc. (b)	185,923	8,455,778

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt AUD Australian Dollar CHF Swiss Franc EUR Euro GBP British Pound GDR Global Depositary Receipt	HKD Hong Kong Dollar JPY Japanese Yen REIT Real Estate Investment Trust SEK Swedish Krona USD US Dollar

JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Adobe Systems, Inc. (a)	191,800	$9,068,304
Amgen, Inc. (b)	54,000	5,847,660
Apple, Inc. (b)	42,400	19,186,000
Axiall Corp.	295,300	13,016,824
Baxter International, Inc. (b)	92,000	6,719,680
Becton Dickinson and Co. (b)	53,900	5,590,508
The Boeing Co. (b)	51,400	5,402,140
Bristol-Myers Squibb Co. (b)	221,200	9,564,688
Cabot Oil & Gas Corp.	118,600	8,992,252
Cameron International Corp. (a)	191,319	11,345,217
CBS Corp., Class B (b)	156,100	8,248,324
Celgene Corp. (a)(b)	65,100	9,560,586
Citigroup, Inc. (b)	233,061	12,151,801
Crown Castle International Corp. (a)(b)	139,100	9,771,775
Crown Holdings, Inc. (a)	165,300	7,245,099
CSX Corp. (b)	453,100	11,241,411
Delta Air Lines, Inc.	288,900	6,133,347
Discovery Communications, Inc., Class A (a)	107,400	8,561,928
Eastman Chemical Co.	127,500	10,254,825
Eaton Corp. PLC	85,000	5,860,750
eBay, Inc. (a)(b)	260,900	13,485,921
Eli Lilly & Co. (b)	157,450	8,362,170
Facebook, Inc., Class A (a)(b)	349,100	12,857,353
Flowserve Corp. (b)	195,400	11,075,272
General Electric Co. (b)	689,700	16,807,989
Genworth Financial, Inc., Class A (a)(b)	901,200	11,706,588
Gilead Sciences, Inc. (a)(b)	147,201	9,045,501
Google, Inc., Class A (a)(b)	32,393	28,752,027
The Hain Celestial Group, Inc. (a)	155,419	11,339,370
Hertz Global Holdings, Inc. (a)(b)	532,300	13,632,203
International Paper Co. (b)	224,100	10,826,271
JPMorgan Chase & Co. (b)	247,105	13,771,162
Kennedy-Wilson Holdings, Inc.	646,900	11,061,990
Las Vegas Sands Corp. (b)	123,300	6,851,781
Liberty Global PLC, Class A (a)	68,230	5,534,818
Lowe’s Cos, Inc.	185,900	8,287,422
Merck & Co., Inc. (b)	179,800	8,660,966
Mondelez International, Inc., Class A (b)	366,500	11,460,455
Monsanto Co.	112,000	11,063,360
National Oilwell Varco, Inc. (b)	169,227	11,874,659
Oasis Petroleum, Inc. (a)(b)	305,834	12,857,261

Common Stocks	Shares	Value
United States (concluded)
Roper Industries, Inc. (b)	121,000	$15,241,160
Rowan Cos. PLC, Class A (a)(b)	424,745	14,589,991
ServiceNow, Inc. (a)(b)	201,900	8,798,802
United Rentals, Inc. (a)(b)	208,848	11,971,167
US Airways Group, Inc. (a)(b)	458,900	8,879,715
Visa, Inc., Class A	61,900	10,956,919
Weyerhaeuser Co. — REIT	344,426	9,781,698
Whirlpool Corp.	61,500	8,237,310
WisdomTree Investments, Inc. (a)(b)	926,200	11,994,290
Xilinx, Inc.	147,700	6,896,113

		556,645,213

Warrants (c)
United Kingdom — 0.0%
Platform Acquisition Holdings Ltd., Expires 07/31/20 (a)	538,600	—
Total Long Term Investments (Cost — $1,009,538,954) — 100.1%		1,106,176,891

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (d)(e)	9,303,137	9,303,137
Total Short-Term Securities (Cost — $9,303,137) — 0.8%		9,303,137
Total Investments Before Options Written (Cost — $1,018,842,091*) — 100.9%		1,115,480,028

Options Written
(Premiums Received — $16,585,544) — (2.0)%		(22,118,884)
Total Investments Net of Options Written — 98.9%		1,093,361,144
Other Assets Less Liabilities — 1.1%		11,989,538

Net Assets — 100.0%		$1,105,350,682

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost.	$1,056,783,793

Gross unrealized appreciation	$109,290,220
Gross unrealized depreciation	(50,593,985)

Net unrealized appreciation	$58,696,235

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Represents the current yield as of report date.

2	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at July 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	54,961,782	(45,658,645)	9,303,137	$30,931	$395

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,997,211	JPY	1,076,550,000	Barclays Bank PLC	8/01/13	$1,909
JPY	924,303,942	USD	9,431,673	Barclays Bank PLC	8/02/13	8,670
USD	37,887	AUD	42,000	Morgan Stanley Capital Services LLC	8/02/13	135
CHF	67,932	USD	73,565	BNP Paribas S.A.	8/05/13	(158)
USD	1,221,850	JPY	119,477,014	Deutsche Bank AG	8/05/13	1,543
USD	73,565	CHF	67,932	BNP Paribas S.A.	8/06/13	158
USD	7,452,938	CHF	6,885,725	Toronto-Dominion Bank	8/06/13	12,193
Total						$24,450

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
eBay, Inc.	Call	USD	53.00	8/01/13	365	$(166)
Citigroup, Inc.	Call	USD	53.00	8/02/13	350	(3,675)
US Airways Group, Inc.	Call	USD	19.30	8/05/13	755	(21,730)
General Electric Co.	Call	USD	23.90	8/06/13	1,260	(64,686)
JPMorgan Chase & Co.	Call	USD	53.75	8/07/13	557	(114,064)
Mediaset SpA	Call	EUR	3.40	8/16/13	470	(58,260)
JPMorgan Chase & Co.	Call	USD	53.75	8/17/13	557	(132,420)
3D Systems Corp.	Call	USD	55.00	8/19/13	495	(6,188)
Amgen, Inc.	Call	USD	105.00	8/19/13	297	(120,285)
The Boeing Co.	Call	USD	105.00	8/19/13	468	(91,494)
Bristol-Myers Squibb Co.	Call	USD	47.00	8/19/13	266	(665)
CBS Corp., Class B	Call	USD	50.00	8/19/13	130	(44,200)
Celgene Corp.	Call	USD	140.00	8/19/13	346	(283,720)
Crown Castle International Corp.	Call	USD	70.00	8/19/13	140	(22,750)
Crown Castle International Corp.	Call	USD	77.50	8/19/13	625	(9,375)
eBay, Inc.	Call	USD	55.00	8/19/13	1,070	(20,330)
Eli Lilly & Co.	Call	USD	52.50	8/19/13	567	(70,308)
Flowserve Corp.	Call	USD	55.00	8/19/13	544	(112,880)
Fomento Economico Mexicano SAB de CV - ADR	Call	USD	100.00	8/19/13	132	(25,740)
Fomento Economico Mexicano SAB de CV - ADR	Call	USD	105.00	8/19/13	132	(6,600)
Genworth Financial, Inc., Class A	Call	USD	11.00	8/19/13	1,220	(248,880)
Genworth Financial, Inc., Class A	Call	USD	13.00	8/19/13	1,185	(34,958)
Gilead Sciences, Inc.	Call	USD	50.00	8/19/13	175	(201,250)
Gilead Sciences, Inc.	Call	USD	52.50	8/19/13	175	(158,812)
Google, Inc., Class A	Call	USD	900.00	8/19/13	58	(45,240)
Google, Inc., Class A	Call	USD	920.00	8/19/13	31	(8,680)
Hertz Global Holdings, Inc.	Call	USD	25.00	8/19/13	720	(82,800)
Hertz Global Holdings, Inc.	Call	USD	27.00	8/19/13	1,530	(42,075)

JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Exchange-traded options written as of July 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
International Paper Co.	Call	USD	50.00	8/19/13	604	$(15,100)
Las Vegas Sands Corp.	Call	USD	55.00	8/19/13	255	(37,995)
Las Vegas Sands Corp.	Call	USD	57.50	8/19/13	175	(7,700)
Melco Crown Entertainment Ltd. - ADR	Call	USD	24.00	8/19/13	1,325	(185,500)
Melco Crown Entertainment Ltd. - ADR	Call	USD	25.00	8/19/13	1,325	(112,625)
Oasis Petroleum, Inc.	Call	USD	45.00	8/19/13	100	(8,250)
Rowan Cos. PLC, Class A	Call	USD	36.00	8/19/13	300	(7,500)
ServiceNow, Inc.	Call	USD	45.00	8/19/13	555	(95,738)
United Rentals, Inc.	Call	USD	50.00	8/19/13	340	(246,500)
United Rentals, Inc.	Call	USD	57.50	8/19/13	808	(115,140)
Vodafone Group PLC - ADR	Call	USD	28.00	8/19/13	950	(197,125)
WisdomTree Investments, Inc.	Call	USD	12.50	8/19/13	400	(28,000)
Baxter International, Inc.	Call	USD	73.50	8/22/13	510	(45,764)
Apple, Inc.	Call	USD	460.00	8/23/13	83	(46,065)
Citigroup, Inc.	Call	USD	54.00	8/23/13	350	(16,100)
Google, Inc., Class A	Call	USD	905.00	8/30/13	89	(96,120)
Mediaset SpA	Call	EUR	3.50	9/20/13	470	(86,034)
Flowserve Corp.	Call	USD	59.00	9/21/13	530	(36,246)
International Paper Co.	Call	USD	50.50	9/21/13	628	(45,564)
Apple, Inc.	Call	USD	460.00	9/23/13	83	(84,660)
Becton Dickinson and Co.	Call	USD	105.00	9/23/13	141	(23,618)
Eli Lilly & Co.	Call	USD	52.50	9/23/13	299	(48,588)
Facebook, Inc., Class A	Call	USD	27.00	9/23/13	1,920	(1,905,600)
Genworth Financial, Inc., Class A	Call	USD	11.00	9/23/13	1,320	(276,540)
Genworth Financial, Inc., Class A	Call	USD	13.00	9/23/13	1,185	(68,138)
Gilead Sciences, Inc.	Call	USD	60.00	9/23/13	358	(122,615)
Gilead Sciences, Inc.	Call	USD	62.50	9/23/13	101	(21,260)
Hertz Global Holdings, Inc.	Call	USD	27.00	9/23/13	678	(50,850)
Las Vegas Sands Corp.	Call	USD	57.50	9/23/13	248	(30,876)
Merck & Co., Inc.	Call	USD	48.00	9/23/13	498	(54,531)
National Oilwell Varco, Inc.	Call	USD	72.50	9/23/13	620	(76,880)
National Oilwell Varco, Inc.	Call	USD	75.00	9/23/13	310	(18,600)
Roper Industries, Inc.	Call	USD	135.00	9/23/13	195	(11,700)
ServiceNow, Inc.	Call	USD	45.00	9/23/13	555	(138,750)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	Call	USD	17.50	9/23/13	880	(35,200)
WisdomTree Investments, Inc.	Call	USD	12.50	9/23/13	1,483	(152,008)
Total						$(6,581,711)

•	Over-the-counter options written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Kennedy-Wilson Holdings, Inc.	Barclays Bank PLC	Call	USD	17.54	8/01/13	45,500	$(25)
AbbVie, Inc.	Deutsche Bank AG	Call	USD	43.75	8/02/13	72,000	(125,283)
The Hain Celestial Group, Inc.	Barclays Bank PLC	Call	USD	68.27	8/02/13	34,000	(159,642)
Discovery Communications, Inc., Class A	Citibank N.A.	Call	USD	77.62	8/05/13	39,500	(85,419)
Discovery Communications, Inc., Class A	Deutsche Bank AG	Call	USD	81.89	8/05/13	19,600	(350)
Eaton Corp. PLC	Citibank N.A.	Call	USD	67.34	8/05/13	46,700	(75,420)
Roper Industries, Inc.	Morgan Stanley & Co. International PLC	Call	USD	122.78	8/05/13	47,000	(150,381)
Sacyr SA	Citibank N.A.	Call	EUR	2.15	8/06/13	484,785	(410,543)

4	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of July 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Visa, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	184.93	8/06/13	34,000	$(21,338)
WisdomTree Investments, Inc.	Morgan Stanley & Co. International PLC	Call	USD	13.13	8/06/13	48,200	(10,594)
Anheuser-Busch InBev NV	Citibank N.A.	Call	EUR	70.82	8/07/13	85,800	(227,909)
APR Energy PLC	Citibank N.A.	Call	GBP	10.45	8/07/13	2,448	(801)
APR Energy PLC	Citibank N.A.	Call	GBP	10.61	8/07/13	16,552	(3,589)
Aveva Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	24.33	8/07/13	10,957	(5,922)
Crest Nicholson Holdings PLC	Citibank N.A.	Call	GBP	3.61	8/07/13	13,295	(10)
Crest Nicholson Holdings PLC	Citibank N.A.	Call	GBP	3.65	8/07/13	10,846	(3)
Crest Nicholson Holdings PLC	Citibank N.A.	Call	GBP	3.68	8/07/13	32,814	(5)
esure Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.43	8/07/13	75,000	(1)
Novartis AG	Citibank N.A.	Call	CHF	69.07	8/07/13	81,200	(2,355)
Partners Group Holding AG	Citibank N.A.	Call	CHF	245.03	8/07/13	6,000	(24,221)
Rexel SA	Deutsche Bank AG	Call	EUR	17.89	8/07/13	64,900	(42,775)
Sacyr SA	UBS AG	Call	EUR	2.15	8/07/13	130,200	(110,348)
SKF AB, B Shares	Goldman Sachs International	Call	SEK	165.85	8/07/13	186,500	(435,967)
Cabot Oil & Gas Corp.	Credit Suisse International	Call	USD	72.73	8/12/13	65,200	(229,761)
WisdomTree Investments, Inc.	Goldman Sachs International	Call	USD	12.20	8/12/13	75,000	(69,088)
Eastman Chemical Co.	Citibank N.A.	Call	USD	71.05	8/13/13	70,000	(660,655)
Kennedy-Wilson Holdings, Inc.	Deutsche Bank AG	Call	USD	17.41	8/13/13	69,000	(9,318)
Kennedy-Wilson Holdings, Inc.	Goldman Sachs International	Call	USD	16.86	8/13/13	47,400	(18,592)
Xilinx, Inc.	Morgan Stanley & Co. International PLC	Call	USD	39.04	8/13/13	81,200	(621,180)
Aberdeen Asset Management PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.30	8/14/13	380,000	(7,084)
British American Tobacco PLC	Morgan Stanley & Co. International PLC	Call	GBP	35.35	8/14/13	49,200	(32,264)
CSX Corp.	Bank of America N.A.	Call	USD	24.27	8/14/13	70,000	(48,954)
Partners Group Holding AG	Morgan Stanley & Co. International PLC	Call	CHF	246.04	8/14/13	5,300	(27,035)
Valeo SA	Morgan Stanley & Co. International PLC	Call	EUR	51.56	8/14/13	53,000	(561,217)
Adobe Systems, Inc.	Deutsche Bank AG	Call	USD	45.70	8/15/13	105,500	(191,658)
Delta Air Lines, Inc.	Deutsche Bank AG	Call	USD	19.31	8/15/13	79,500	(160,250)
Weyerhaeuser Co. - REIT	UBS AG	Call	USD	27.62	8/15/13	150,000	(149,709)
CSX Corp.	Morgan Stanley & Co. International PLC	Call	USD	25.77	8/21/13	90,000	(11,639)
Honda Motor Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	3,983.56	8/21/13	49,600	(10,728)
Nitto Denko Corp.	Morgan Stanley & Co. International PLC	Call	JPY	6,365.40	8/21/13	25,800	(3,158)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	4,948.59	8/21/13	71,500	(11,181)
Tokyu Land Corp.	Morgan Stanley & Co. International PLC	Call	JPY	1,087.63	8/21/13	450,000	(64,645)
Toyota Motor Corp.	Morgan Stanley & Co. International PLC	Call	JPY	6,572.31	8/21/13	24,300	(8,770)
Barclays PLC - ADR	Morgan Stanley & Co. International PLC	Call	USD	18.12	8/22/13	131,000	(28,422)
Crown Holdings, Inc.	Barclays Bank PLC	Call	USD	41.72	8/22/13	47,000	(118,493)
Kennedy-Wilson Holdings, Inc.	UBS AG	Call	USD	17.05	8/22/13	45,000	(16,137)
Oasis Petroleum, Inc.	Citibank N.A.	Call	USD	41.31	8/22/13	48,000	(123,494)
Oasis Petroleum, Inc.	Deutsche Bank AG	Call	USD	43.63	8/22/13	48,700	(72,290)
WisdomTree Investments, Inc.	Goldman Sachs International	Call	USD	12.20	8/23/13	75,000	(80,161)
General Electric Co.	Deutsche Bank AG	Call	USD	25.05	8/26/13	253,000	(77,198)
Cameron International Corp.	Deutsche Bank AG	Call	USD	63.87	8/27/13	35,000	(12,494)
Delta Air Lines, Inc.	Deutsche Bank AG	Call	USD	19.31	8/27/13	79,500	(170,264)
Aberdeen Asset Management PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.30	8/28/13	380,000	(22,862)
Aveva Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	22.69	8/28/13	10,957	(28,688)
Becton Dickinson and Co.	Credit Suisse International	Call	USD	100.65	8/28/13	15,500	(66,355)
JPMorgan Chase & Co.	Morgan Stanley & Co. International PLC	Call	USD	56.82	8/29/13	24,000	(15,975)
Kennedy-Wilson Holdings, Inc.	Goldman Sachs International	Call	USD	18.00	8/29/13	36,000	(3,561)
Lowe’s Cos, Inc.	Deutsche Bank AG	Call	USD	44.79	8/29/13	102,200	(106,689)
AbbVie, Inc.	Credit Suisse International	Call	USD	44.04	9/03/13	30,200	(70,770)

JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of July 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AIA Group Ltd.	UBS AG	Call	HKD	34.87	9/04/13	1,760,800	$(499,278)
Kenedix Realty Investment Corp. - REIT	UBS AG	Call	JPY	423,325.00	9/04/13	109	(8,486)
Nabtesco Corp.	Goldman Sachs International	Call	JPY	2,105.38	9/04/13	142,800	(92,935)
Nitto Denko Corp.	Goldman Sachs International	Call	JPY	6,257.87	9/04/13	46,300	(17,924)
Tokio Marine Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	JPY	3,270.80	9/04/13	84,000	(79,117)
Tokyo Tatemono Co. Ltd.	Goldman Sachs International	Call	JPY	768.03	9/04/13	390,000	(338,071)
Treasury Wine Estates Ltd.	Citibank N.A.	Call	AUD	4.99	9/04/13	325,900	(21,666)
Treasury Wine Estates Ltd.	Citibank N.A.	Call	AUD	5.04	9/04/13	284,000	(15,354)
3D Systems Corp.	Deutsche Bank AG	Call	USD	49.61	9/05/13	40,900	(68,808)
Crown Holdings, Inc.	Barclays Bank PLC	Call	USD	44.53	9/05/13	44,000	(25,969)
CSX Corp.	Morgan Stanley & Co. International PLC	Call	USD	23.64	9/05/13	90,000	(120,587)
Daimler AG	Goldman Sachs International	Call	EUR	53.51	9/05/13	66,200	(103,161)
Barclays PLC - ADR	Citibank N.A.	Call	USD	18.53	9/06/13	135,000	(22,984)
Barclays PLC - ADR	Morgan Stanley & Co. International PLC	Call	USD	17.92	9/06/13	82,300	(29,052)
The Hain Celestial Group, Inc.	Deutsche Bank AG	Call	USD	75.62	9/06/13	51,400	(89,434)
Axiall Corp.	Citibank N.A.	Call	USD	42.01	9/09/13	162,400	(697,552)
Kennedy-Wilson Holdings, Inc.	Citibank N.A.	Call	USD	17.87	9/09/13	40,800	(7,119)
Cameron International Corp.	Deutsche Bank AG	Call	USD	63.87	9/10/13	35,000	(24,366)
Aberdeen Asset Management PLC	Morgan Stanley & Co. International PLC	Call	GBP	4.30	9/11/13	380,000	(38,646)
Aveva Group PLC	Bank of America N.A.	Call	GBP	24.00	9/11/13	11,754	(20,312)
Blinkx PLC	Morgan Stanley & Co. International PLC	Call	GBP	1.19	9/11/13	1,163,400	(307,187)
BNP Paribas SA	Morgan Stanley & Co. International PLC	Call	EUR	44.98	9/11/13	77,000	(450,817)
Centrica PLC	Goldman Sachs International	Call	GBP	3.78	9/11/13	254,000	(62,704)
Rexel SA	Morgan Stanley & Co. International PLC	Call	EUR	17.90	9/11/13	82,600	(87,464)
Roche Holding AG	Deutsche Bank AG	Call	CHF	239.10	9/11/13	36,500	(70,488)
SABMiller PLC	Deutsche Bank AG	Call	GBP	31.72	9/11/13	25,400	(41,124)
SABMiller PLC	Deutsche Bank AG	Call	GBP	32.72	9/11/13	36,000	(31,590)
Technip SA	Morgan Stanley & Co. International PLC	Call	EUR	83.78	9/11/13	11,500	(43,694)
Rowan Cos. PLC, Class A	Deutsche Bank AG	Call	USD	35.47	9/12/13	60,800	(43,896)
Rowan Cos. PLC, Class A	Morgan Stanley & Co. International PLC	Call	USD	36.43	9/12/13	143,000	(77,213)
WisdomTree Investments, Inc.	Deutsche Bank AG	Call	USD	13.15	9/12/13	122,900	(79,639)
Monsanto Co.	UBS AG	Call	USD	102.90	9/13/13	30,800	(36,400)
Vodafone Group PLC - ADR	Deutsche Bank AG	Call	USD	29.90	9/13/13	48,000	(40,827)
Bristol-Myers Squibb Co.	Morgan Stanley & Co. International PLC	Call	USD	44.96	9/16/13	95,200	(52,475)
Whirlpool Corp.	Deutsche Bank AG	Call	USD	126.86	9/16/13	33,900	(313,257)
Aberdeen Asset Management PLC	Deutsche Bank AG	Call	GBP	4.04	9/17/13	209,400	(47,307)
BG Group PLC	Deutsche Bank AG	Call	GBP	11.97	9/17/13	341,300	(159,227)
Blinkx PLC	Morgan Stanley & Co. International PLC	Call	GBP	1.19	9/17/13	1,163,400	(319,145)
Partners Group Holding AG	UBS AG	Call	CHF	248.47	9/17/13	5,100	(42,704)
Sacyr SA	Citibank N.A.	Call	EUR	2.70	9/17/13	441,000	(139,328)
SKF AB, B Shares	Goldman Sachs International	Call	SEK	175.13	9/17/13	61,600	(79,880)
Technip SA	Deutsche Bank AG	Call	EUR	86.55	9/17/13	23,800	(64,330)
CBS Corp., Class B	Deutsche Bank AG	Call	USD	53.35	9/18/13	72,800	(140,417)
Citigroup, Inc.	Morgan Stanley & Co. International PLC	Call	USD	53.44	9/18/13	58,100	(69,690)
Kenedix Realty Investment Corp. - REIT	Goldman Sachs International	Call	JPY	400,262.50	9/18/13	165	(29,975)
Liberty Global PLC, Class A	Deutsche Bank AG	Call	USD	82.21	9/18/13	37,500	(109,281)
Mondelez International, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	31.12	9/18/13	201,500	(225,902)
Oasis Petroleum, Inc.	Morgan Stanley & Co. International PLC	Call	USD	42.69	9/18/13	61,500	(135,130)

6	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

•	Over-the-counter options written as of July 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Kennedy-Wilson Holdings, Inc.	Citibank N.A.	Call	USD	17.74	9/19/13	36,000	$(9,142)
US Airways Group, Inc.	Credit Suisse International	Call	USD	19.63	9/19/13	176,500	(124,996)
Weyerhaeuser Co. - REIT	Morgan Stanley & Co. International PLC	Call	USD	29.35	9/19/13	39,400	(18,388)
Aveva Group PLC	Goldman Sachs International	Call	GBP	25.00	9/25/13	31,300	(42,773)
AXA SA	Goldman Sachs International	Call	EUR	16.81	9/25/13	282,200	(194,613)
Centrica PLC	Goldman Sachs International	Call	GBP	3.86	9/25/13	539,000	(100,191)
Honda Motor Co. Ltd.	UBS AG	Call	JPY	3,740.48	9/25/13	115,800	(145,672)
ING Groep NV	UBS AG	Call	EUR	7.64	9/25/13	709,500	(356,542)
ITOCHU Corp.	UBS AG	Call	JPY	1,191.08	9/25/13	356,200	(162,614)
Jardine Matheson Holdings Ltd.	UBS AG	Call	USD	58.96	9/25/13	45,600	(43,029)
Kenedix Realty Investment Corp. - REIT	Goldman Sachs International	Call	JPY	400,262.50	9/25/13	165	(32,478)
Kering	Goldman Sachs International	Call	EUR	177.01	9/25/13	21,000	(144,470)
Nabtesco Corp.	Citibank N.A.	Call	JPY	2,066.89	9/25/13	79,100	(83,376)
Partners Group Holding AG	UBS AG	Call	CHF	248.47	9/25/13	5,100	(47,001)
Randstad Holding NV	UBS AG	Call	EUR	37.89	9/25/13	59,500	(69,784)
Softbank Corp.	Goldman Sachs International	Call	JPY	6,336.84	9/25/13	56,100	(216,945)
Sony Corp.	Goldman Sachs International	Call	JPY	2,158.60	9/25/13	397,400	(414,617)
Sumitomo Mitsui Financial Group, Inc.	UBS AG	Call	JPY	4,614.13	9/25/13	100,900	(169,458)
Svenska Cellulosa AB, B Shares	Morgan Stanley & Co. International PLC	Call	SEK	174.12	9/25/13	308,000	(278,394)
Technip SA	UBS AG	Call	EUR	84.83	9/25/13	29,000	(112,245)
Tokio Marine Holdings, Inc.	Goldman Sachs International	Call	JPY	3,239.00	9/25/13	143,100	(246,834)
Tokyo Tatemono Co. Ltd.	Goldman Sachs International	Call	JPY	768.03	9/25/13	390,000	(398,508)
Toyota Motor Corp.	UBS AG	Call	JPY	6,139.70	9/25/13	80,500	(194,671)
Treasury Wine Estates Ltd.	UBS AG	Call	AUD	4.98	9/25/13	326,500	(36,177)
Yahoo! Japan Corp.	UBS AG	Call	JPY	54,033.46	9/25/13	4,700	(73,418)
Barclays PLC - ADR	Citibank N.A.	Call	USD	18.53	9/26/13	135,000	(37,514)
Cameron International Corp.	UBS AG	Call	USD	63.48	9/26/13	35,200	(29,900)
Vodafone Group PLC - ADR	Deutsche Bank AG	Call	USD	29.90	9/27/13	48,000	(46,736)
Aveva Group PLC	Goldman Sachs International	Call	GBP	25.00	10/01/13	31,300	(45,906)
Eurasia Drilling Co. Ltd. - GDR	Morgan Stanley & Co. International PLC	Call	USD	43.86	10/01/13	46,000	(23,060)
Merck & Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	48.77	10/01/13	49,000	(39,494)
Randstad Holding NV	UBS AG	Call	EUR	37.89	10/02/13	59,500	(74,134)
Kenedix Realty Investment Corp. - REIT	Goldman Sachs International	Call	JPY	400,262.50	10/09/13	165	(37,033)
Monsanto Co.	UBS AG	Call	USD	102.90	10/11/13	30,800	(61,508)
Total							$(15,537,173)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined

JULY 31, 2013	7

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$7,295,354	—	$7,295,354
Belgium	—	11,237,354	—	11,237,354
France	$14,152,292	41,997,898	—	56,150,190
Germany	—	8,352,358	—	8,352,358
Hong Kong	16,575,552	15,154,728	—	31,730,280
India	—	7,115,604	—	7,115,604
Indonesia	10,900,640	6,618,820	—	17,519,460
Ireland	8,582,233	—	—	8,582,233
Italy	9,529,454	7,480,523	—	17,009,977
Japan	16,406,872	109,515,106	—	125,921,978
Mexico	4,785,469	—	—	4,785,469
Netherlands	—	23,649,952	—	23,649,952
Russia	3,300,620	—	—	3,300,620
Spain	7,812,737	7,413,791	—	15,226,528
Sweden	12,515,355	14,808,942	—	27,324,297
Switzerland	—	37,357,778	—	37,357,778
Taiwan	2,706,612	—	—	2,706,612
Thailand	—	7,241,522	—	7,241,522
United Kingdom	69,909,606	67,114,506	—	137,024,112
United States	556,645,213	—	—	556,645,213
Short-Term Securities	9,303,137	—	—	9,303,137
Total	$743,125,792	$372,354,236	—	$1,115,480,028

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$24,608	—	—	$24,608
Liabilities:
Equity contracts	(5,976,775)	$(16,142,109)	—	(22,118,884)
Foreign currency exchange contracts	(158)	—	—	(158)
Total	$(5,952,325)	$(16,142,109)	—	$(22,094,434)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,873,731	—	—	$3,873,731
Foreign currency at value	4,704,799	—	—	4,704,799
Total	$8,578,530	—	—	$8,578,530

There were no transfers between levels during the period ended July 31, 2013.

8	JULY 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: September 24, 2013